Other information - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Additional Financial Information Disclosure [Abstract]
Accrued European Union Emissions Trading System	$ 21.4	$ 0.0
Accrued interest	75.1	68.7
Accounts payable and other accrued liabilities	278.8	230.7
Accounts payable and accrued liabilities, Total	$ 375.3	$ 299.4